PSF PGIM GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 102.8%
Asset-Backed Securities — 10.5%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.614%(c)	04/20/32	1,000	$1,003,951
Series 2020-04A, Class A, 144A, 3 Month LIBOR + 2.210% (Cap N/A, Floor 2.210%)
2.434%(c)	04/20/28	2,000	2,000,766
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.483%(c)	07/16/29	1,232	1,232,234
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.523%(c)	01/16/30	250	250,183
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.573%(c)	01/17/33	2,500	2,505,616
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.544%(c)	01/20/32	750	750,002
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
1.482%(c)	04/22/30	1,990	1,988,782
Elevation CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.461%(c)	07/15/30	2,000	2,000,105
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.571%(c)	10/15/32	2,250	2,254,461
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.455%(c)	10/30/30	3,709	3,708,635
Race Point CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.451%(c)	10/15/30	995	994,958
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.468%(c)	10/23/31	1,000	1,000,468
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.594%(c)	01/20/32	1,000	1,003,694
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
1.684%(c)	07/20/32	2,500	2,512,704
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.284%(c)	10/20/29	1,250	$1,250,337

Total Asset-Backed Securities (cost $23,809,443)			24,456,896
Commercial Mortgage-Backed Securities — 12.9%
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,000	3,071,887
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	4,000	4,019,670
Fannie Mae-Aces,
Series 2012-M02, Class A2
2.717%	02/25/22	67	67,372
Series 2018-M14, Class A1
3.578%(cc)	08/25/28	847	934,844
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019, Class X1, IO
1.586%(cc)	03/25/22	14,767	127,888
Series K020, Class X1, IO
1.340%(cc)	05/25/22	7,816	91,735
Series K021, Class X1, IO
1.400%(cc)	06/25/22	8,521	95,563
Series K025, Class X1, IO
0.795%(cc)	10/25/22	23,855	224,070
Series K060, Class AM
3.300%(cc)	10/25/26	1,930	2,124,677
Series K064, Class AM
3.327%(cc)	03/25/27	1,100	1,211,750
Series K068, Class AM
3.315%	08/25/27	1,700	1,879,181
Series K076, Class AM
3.900%	04/25/28	425	482,823
Series K077, Class AM
3.850%(cc)	05/25/28	180	205,688
Series K078, Class AM
3.920%	06/25/28	525	600,114
Series K079, Class AM
3.930%	06/25/28	675	773,053
Series K080, Class AM
3.986%(cc)	07/25/28	1,900	2,180,496
Series K081, Class AM
3.900%(cc)	08/25/28	1,500	1,727,124
Series K083, Class AM
4.030%(cc)	10/25/28	250	289,240
Series K084, Class AM
3.880%(cc)	10/25/28	1,300	1,487,116
Series K085, Class AM
4.060%(cc)	10/25/28	650	749,779
Series K086, Class AM
3.919%(cc)	12/25/28	200	229,623
A1

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K087, Class AM
3.832%(cc)	12/25/28	200	$228,042
Series K088, Class AM
3.761%(cc)	01/25/29	520	591,755
Series K090, Class AM
3.492%(cc)	03/25/29	800	896,558
Series K091, Class AM
3.566%	03/25/29	850	959,389
Series K151, Class A3
3.511%	04/25/30	400	450,432
Series K152, Class A2
3.080%	01/25/31	140	152,796
Series K157, Class A2
3.990%(cc)	05/25/33	1,700	1,989,742
Series K157, Class A3
3.990%(cc)	08/25/33	280	325,041
Series KC03, Class A2
3.499%	01/25/26	650	694,327
Series W5FX, Class AFX
2.970%(cc)	04/25/28	1,100	1,174,843

Total Commercial Mortgage-Backed Securities (cost $27,772,244)			30,036,618
Corporate Bond — 0.6%
Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series BB
4.300%	12/15/21	1,255	1,289,401
(cost $1,276,835)
Residential Mortgage-Backed Securities — 0.2%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	333	363,614
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.620%)
0.729%(c)	10/25/28	10	10,474
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.578%(cc)	02/25/34	47	47,751

Total Residential Mortgage-Backed Securities (cost $406,929)			421,839
U.S. Government Agency Obligations — 44.2%
Fannie Mae Principal Strips, MTN
2.001%(s)	10/08/27	100	90,393
Federal Home Loan Bank
3.250%	11/16/28	1,025	1,152,668
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	500	483,309
2.000%	01/01/32	196	202,059
2.000%	12/01/50	2,200	2,197,250
2.500%	02/01/28	428	447,526
2.500%	03/01/30	356	373,251
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	11/01/46	391	$403,732
2.500%	04/01/51	3,293	3,382,688
3.000%	06/01/29	250	266,017
3.000%	01/01/37	467	491,066
3.000%	06/01/45	219	231,987
3.000%	01/01/48	395	412,628
3.000%	07/01/49	930	968,453
3.000%	10/01/49	157	163,408
3.500%	12/01/32	436	469,195
3.500%	07/01/42	376	407,963
3.500%	10/01/42	643	699,433
3.500%	08/01/43	755	818,250
3.500%	09/01/45	273	293,487
3.500%	10/01/45	265	284,288
3.500%	02/01/47	285	302,710
3.500%	07/01/47	577	614,383
3.500%	03/01/48	781	828,523
4.000%	06/01/26	28	29,616
4.000%	09/01/26	108	114,759
4.000%	09/01/40	208	227,887
4.000%	12/01/40	229	251,511
4.000%	12/01/40	252	277,888
4.000%	11/01/43	458	507,135
4.000%	09/01/48	20	20,957
4.000%	07/01/49	15	16,375
4.500%	09/01/39	835	936,569
4.500%	08/01/48	332	361,553
5.000%	06/01/33	215	247,659
5.000%	05/01/34	159	184,360
5.500%	05/01/37	37	43,306
5.500%	02/01/38	121	142,596
5.500%	05/01/38	53	62,005
6.000%	09/01/34	66	74,754
6.000%	01/01/37	67	80,407
6.000%	09/01/38	37	43,782
6.000%	08/01/39	47	56,415
6.250%	07/15/32	30	43,237
6.500%	09/01/32	18	20,431
Federal Home Loan Mortgage Corp., MTN
1.846%(s)	11/15/38	600	369,380
Federal National Mortgage Assoc.
0.875%	08/05/30	250	231,101
1.500%	11/01/50	500	483,450
1.500%	03/01/51	1,000	966,860
2.000%	TBA	1,000	996,289
2.000%	TBA	1,000	998,125
2.000%	08/01/31	198	203,690
2.000%	06/01/40	475	480,083
2.000%	07/01/40	513	517,709
2.000%	02/01/41	1,973	1,999,653
2.000%	09/01/50	771	769,922
2.000%	10/01/50	1,982	1,979,429
2.500%	TBA(tt)	2,000	2,052,344
2.500%	TBA	3,000	3,072,070
2.500%	03/01/24	27	28,298
2.500%	06/01/28	1,132	1,186,390
2.500%	02/01/43	133	137,884

A2

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	12/01/46	456	$470,319
2.500%	01/01/50	1,202	1,234,395
2.500%	03/01/50	360	370,226
2.500%	05/01/50	1,201	1,233,830
2.500%	08/01/50	2,819	2,895,160
2.500%	10/01/50	3,525	3,620,756
3.000%	02/01/31	557	588,634
3.000%	11/01/36	382	398,139
3.000%	03/01/43	564	596,744
3.000%	07/01/43	629	669,130
3.000%	07/01/43	778	827,570
3.000%	09/01/46	592	622,067
3.000%	11/01/46	232	243,170
3.000%	11/01/46	320	338,281
3.000%	11/01/46	1,351	1,416,885
3.000%	12/01/47	718	758,400
3.000%	01/01/50	787	820,421
3.000%	02/01/50	372	387,271
3.000%	06/01/50	480	500,925
3.000%	06/01/50	2,281	2,372,175
3.500%	07/01/31	651	700,805
3.500%	02/01/33	114	122,521
3.500%	06/01/39	188	203,935
3.500%	04/01/42	315	341,285
3.500%	06/01/42	516	559,637
3.500%	07/01/42	299	323,276
3.500%	07/01/42	613	665,955
3.500%	06/01/45	931	999,494
3.500%	07/01/46	378	403,236
3.500%	12/01/46	279	297,707
3.500%	12/01/46	626	678,000
3.500%	11/01/48	592	625,891
3.500%	07/01/49	181	191,069
3.500%	08/01/49	819	864,857
4.000%	09/01/40	804	885,514
4.000%	06/01/42	572	629,641
4.000%	09/01/44	354	387,505
4.000%	09/01/44	586	642,496
4.000%	04/01/45	366	401,928
4.000%	07/01/45	296	323,432
4.000%	10/01/45	430	469,553
4.000%	10/01/46	152	165,427
4.000%	02/01/47	150	161,648
4.000%	06/01/47	226	244,590
4.000%	07/01/47	242	261,441
4.000%	10/01/47	752	810,881
4.000%	11/01/47	196	211,347
4.000%	11/01/47	316	341,199
4.000%	02/01/50	908	975,054
4.500%	05/01/40	1,298	1,456,156
4.500%	04/01/42	506	570,589
5.000%	12/01/31	24	26,541
5.000%	03/01/34	227	261,693
5.000%	06/01/35	99	114,914
5.000%	07/01/35	49	57,307
5.000%	05/01/36	67	77,564
5.500%	02/01/34	164	191,726
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	09/01/34	174	$203,873
5.500%	02/01/35	193	222,223
5.500%	06/01/35	33	37,226
5.500%	06/01/35	94	104,804
5.500%	09/01/35	35	39,252
5.500%	09/01/35	94	107,060
5.500%	10/01/35	171	198,163
5.500%	11/01/35	98	111,542
5.500%	11/01/35	215	251,308
5.500%	11/01/35	317	370,389
6.000%	05/01/21	—(r)	51
6.000%	12/01/33	10	10,916
6.000%	02/01/34	80	92,091
6.000%	08/01/34	—(r)	414
6.000%	11/01/34	—(r)	515
6.000%	12/01/34	1	989
6.000%	01/01/35	18	20,156
6.000%	01/01/36	57	64,387
6.000%	05/01/38	31	36,433
6.500%	07/01/32	129	151,017
6.500%	08/01/32	62	70,247
6.500%	10/01/32	179	211,507
6.500%	10/01/37	100	118,307
6.625%	11/15/30	435	619,897
7.000%	12/01/31	63	73,132
7.000%	01/01/36	15	17,753
8.000%	10/01/23	—(r)	65
8.000%	09/01/24	1	675
8.000%	11/01/24	1	798
8.000%	01/01/26	—(r)	125
9.000%	02/01/25	4	4,735
9.000%	04/01/25	2	2,529
Government National Mortgage Assoc.
2.500%	TBA	3,000	3,095,391
2.500%	12/20/46	156	162,174
3.000%	03/15/45	726	760,829
3.000%	07/20/46	711	750,305
3.000%	09/20/46	771	813,410
3.000%	10/20/46	192	202,019
3.000%	04/20/47	839	883,141
3.000%	12/20/48	554	580,813
3.000%	04/20/49	555	578,777
3.000%	12/20/49	1,370	1,427,412
3.000%	06/20/50	170	176,906
3.500%	01/20/43	677	728,043
3.500%	04/20/43	325	353,220
3.500%	03/20/45	473	506,993
3.500%	04/20/45	388	415,222
3.500%	04/20/46	666	712,664
3.500%	07/20/46	1,011	1,076,812
3.500%	07/20/48	904	962,747
3.500%	11/20/48	231	244,573
3.500%	01/20/49	408	433,813
3.500%	05/20/49	895	944,666
4.000%	06/15/40	103	112,579
4.000%	08/20/46	405	443,148
4.000%	11/20/46	242	264,703

A3

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	09/20/47	375	$404,972
4.000%	02/20/49	600	642,614
4.500%	02/20/41	317	360,151
4.500%	03/20/41	266	298,826
4.500%	06/20/44	203	227,830
4.500%	09/20/46	248	277,221
4.500%	11/20/46	494	553,792
4.500%	01/20/47	61	67,959
5.000%	07/15/33	97	113,305
5.000%	09/15/33	163	190,066
5.000%	04/15/34	74	83,306
5.000%	10/20/48	135	147,651
5.500%	03/15/34	193	224,014
5.500%	03/15/36	44	52,221
6.500%	07/15/32	13	14,876
6.500%	08/15/32	2	1,701
6.500%	08/15/32	3	3,389
6.500%	08/15/32	11	12,078
6.500%	08/15/32	60	70,444
7.000%	05/15/23	1	1,004
7.000%	06/15/23	—(r)	464
7.000%	06/15/23	2	2,166
7.000%	06/15/23	2	2,314
7.000%	07/15/23	—(r)	223
7.000%	07/15/23	6	6,507
7.000%	08/15/23	1	801
7.000%	08/15/23	2	1,593
7.000%	09/15/23	1	716
7.000%	10/15/23	1	727
7.000%	10/15/23	1	1,422
7.000%	11/15/23	2	1,662
7.000%	11/15/23	4	4,279
7.000%	01/15/24	18	19,227
7.000%	05/15/24	16	16,995
7.000%	08/15/28	27	31,010
7.500%	12/15/25	1	1,488
7.500%	12/15/25	21	22,355
7.500%	02/15/26	4	4,055
8.500%	09/15/24	26	27,290
8.500%	04/15/25	3	3,131
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes
5.500%	09/18/33	300	411,238
Resolution Funding Corp. Interest Strips, Bonds
1.636%(s)	04/15/28	500	436,108
2.197%(s)	01/15/30	140	116,035
3.624%(s)	04/15/30	500	415,195
Resolution Funding Corp. Principal Strips, Bonds
1.875%(s)	01/15/30	285	240,107
3.143%(s)	04/15/30	2,305	1,931,622
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25	325	324,398
2.875%	02/01/27	175	190,817
5.880%	04/01/36	230	330,391
6.750%	11/01/25	510	641,635
7.125%	05/01/30	530	762,689

Total U.S. Government Agency Obligations (cost $100,071,070)			102,679,877
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 34.4%
U.S. Treasury Bonds
1.375%	11/15/40	6,870	$5,849,161
1.625%	11/15/50	130	108,448
2.875%	05/15/43(k)	1,950	2,134,031
3.000%	11/15/44	170	189,656
3.625%	08/15/43	3,720	4,568,625
3.750%	11/15/43	21,640	27,087,194
U.S. Treasury Notes
0.250%	03/15/24	745	743,021
0.750%	03/31/26	260	257,705
0.875%	11/15/30	2,455	2,270,875
1.125%	02/15/31	715	675,563
1.250%	03/31/28	4,320	4,275,450
2.625%	02/15/29	2,275	2,461,266
2.875%	05/15/28	3,350	3,682,383
3.125%	11/15/28(a)	4,000	4,473,125
U.S. Treasury Strips Coupon
0.807%(s)	11/15/29	15	12,881
1.123%(s)	05/15/36	350	248,664
1.225%(s)	02/15/41	130	80,102
1.351%(s)	08/15/43	205	116,994
1.417%(s)	02/15/38	1,015	683,222
1.450%(s)	08/15/42	60	35,407
1.463%(s)	11/15/42	155	90,808
1.488%(s)	11/15/41	730	439,739
1.775%(s)	02/15/40	535	339,516
1.982%(s)	08/15/39	2,120	1,364,916
1.990%(s)	02/15/39	2,900	1,892,816
2.010%(s)	08/15/30	1,060	890,483
2.022%(s)	02/15/37	240	166,603
2.056%(s)	11/15/38	345	227,094
2.169%(s)	05/15/39	990	642,263
2.172%(s)	02/15/28(k)	550	496,633
2.334%(s)	08/15/41	2,210	1,340,848
2.353%(s)	02/15/44	780	440,273
2.365%(s)	05/15/44	2,860	1,607,856
2.370%(s)	05/15/29	565	492,036
2.380%(s)	05/15/41	1,855	1,134,159
2.434%(s)	11/15/45	345	185,963
2.436%(s)	02/15/46	390	207,812
2.506%(s)	11/15/43	4,315	2,445,897
2.741%(s)	08/15/27	2,575	2,356,427
2.857%(s)	05/15/31	500	409,844
3.176%(s)	08/15/40	800	500,375
4.096%(s)	02/15/42(k)	3,725	2,220,158

Total U.S. Treasury Obligations (cost $82,161,969)			79,846,292

Total Long-Term Investments (cost $235,498,490)			238,730,923

A4

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Short-Term Investments — 6.8%
Affiliated Mutual Funds — 6.8%
PGIM Core Ultra Short Bond Fund(wa)	11,341,449	$11,341,449
PGIM Institutional Money Market Fund (cost $4,384,190; includes $4,382,961 of cash collateral for securities on loan)(b)(wa)	4,386,383	4,384,190

Total Affiliated Mutual Funds (cost $15,725,639)		15,725,639
Option Purchased*~ — 0.0%
(cost $42,137)		144,141

Total Short-Term Investments (cost $15,767,776)		15,869,780

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—109.6% (cost $251,266,266)		254,600,703
Options Written*~ — (0.0)%
(premiums received $18,916)		(72,422)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—109.6% (cost $251,247,350)		254,528,281

Liabilities in excess of other assets(z) — (9.6)%		(22,287,410)

Net Assets — 100.0%		$232,240,871

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,291,070; cash collateral of $4,382,961 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 2,000,000 is 0.9% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $485,976)	1.500%	TBA	04/14/21	(500)	$(483,047)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/21/21	$134.00		45		45	$144,141
(cost $42,137)
A5

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/21/21	$132.00		45		45	$(72,422)
(premiums received $18,916)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
21	2 Year U.S. Treasury Notes	Jun. 2021	$4,635,258	$(3,801)
280	5 Year U.S. Treasury Notes	Jun. 2021	34,551,563	(383,547)
198	10 Year U.S. Treasury Notes	Jun. 2021	25,925,625	(304,538)
				(691,886)
Short Positions:
230	10 Year U.S. Ultra Treasury Notes	Jun. 2021	33,048,125	1,284,495
192	20 Year U.S. Treasury Bonds	Jun. 2021	29,682,000	632,023
30	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	5,436,563	215,249
				2,131,767
				$1,439,881

Inflation swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
970	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(19,079)	$(19,079)
1,940	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(43,601)	(43,601)
5,820	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(18,920)	(86,106)	(67,186)
2,910	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(28,024)	(28,024)
				$(18,920)	$(176,810)	$(157,890)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
970	01/12/26	0.392%(A)	1 Day USOIS(1)(A)	$—	$18,119	$18,119
1,940	01/13/26	0.406%(A)	1 Day USOIS(1)(A)	—	35,023	35,023
5,820	02/02/26	0.361%(A)	1 Day USOIS(1)(A)	52,331	123,738	71,407
2,910	02/18/26	0.506%(A)	1 Day USOIS(1)(A)	—	43,191	43,191
				$52,331	$220,071	$167,740

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6